INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Revenue (Details) - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Revenue
Royalties	$ 693,786	$ 554,013
Revenues from contracts with customers	92,621,078	116,182,805
Sale of goods and services
Revenue
Revenues from contracts with customers	$ 91,927,292	$ 115,628,792